NET (LOSS)/INCOME PER SHARE - Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options to purchase ordinary shares
Antidilutive securities excluded from computation of earnings per share
Number of shares that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share	10,851	22,635,281	13,674,424
Pre-IPO Preferred Shares and convertible loans
Antidilutive securities excluded from computation of earnings per share
Number of shares that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share	190,426,133	178,923,801	176,751,805